Annual Total Returns - Growth & Income Portfolio [BarChart] - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-08 - Growth & Income Portfolio - VIP Growth & Income Portfolio-Initial VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.69%
Annual Return 2012	18.56%
Annual Return 2013	33.56%
Annual Return 2014	10.47%
Annual Return 2015	(2.27%)
Annual Return 2016	16.08%
Annual Return 2017	16.90%
Annual Return 2018	(8.98%)
Annual Return 2019	30.05%
Annual Return 2020	7.85%